Material accounting policy information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant accounting policies
Impairment | $	$ 0	$ 0	$ 0
Number of reportable segments | segment	1
Brand Names
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum
Significant accounting policies
Renewable of lease	1 year
Minimum | Internally Developed Software
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Office buildings
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Other facilities and equipment
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Licences
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Customer base
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Technology
Significant accounting policies
Estimated useful life (in years)	2 years
Maximum
Significant accounting policies
Renewable of lease	18 years
Maximum | Internally Developed Software
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Office buildings
Significant accounting policies
Estimated useful life (in years)	12 years
Maximum | Other facilities and equipment
Significant accounting policies
Estimated useful life (in years)	15 years
Maximum | Licences
Significant accounting policies
Estimated useful life (in years)	10 years
Maximum | Customer base
Significant accounting policies
Estimated useful life (in years)	10 years
Maximum | Technology
Significant accounting policies
Estimated useful life (in years)	10 years